Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Relating to the Timing of Equity Awards

Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, each of our compensation committee and our board of directors has historically granted equity awards on a consistent annual schedule and may make off cycle awards from time to time on an as-needed basis.

During 2024, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, each of our compensation committee and our board of directors has historically granted equity awards on a consistent annual schedule and may make off cycle awards from time to time on an as-needed basis.
Award Timing, How MNPI Considered	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false